INCOME TAXES - Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Basis difference related to life insurance policy sales	$ 1,798,639	$ 109,902
Warrant liability	1,683,658	0
Interest expense carryforward	740,657	0
Stock-based compensation	598,274	0
Right of use liability	455,380	0
Change in fair value of debt	405,804	0
Change in fair value of investments	0	264,196
Net operating loss carryforwards	21,470	167,554
Deferred tax assets, gross	5,703,882	541,652
Less: valuation allowance	0	0
Deferred tax assets	5,703,882	541,652
Deferred tax liabilities:
Basis difference in intangible assets	(7,480,659)	0
Change in fair value of life insurance policies (policies held at fair value method)	(4,318,194)	(1,454,588)
Basis difference in investments	(2,398,987)	0
Change in fair value of debt	0	(450,884)
Other	(705,133)	0
Deferred tax liabilities	(14,902,973)	(1,905,472)
Net deferred tax liability	$ (9,199,091)	$ (1,363,820)